Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Financial Assets
	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,000,000	$1,000,000	$33,738
Time deposits with original maturity of over three months	480,736	405,520	13,682
Guarantee deposits	178,103	170,594	5,756
Pledged time deposits (Note 36)	206,530	59,456	2,006
Others (Note 36)	13,698	7,270	245
	1,879,067	1,642,840	55,427
Current	558,686	472,340	15,936

Non-current	$1,320,381	$1,170,500	$39,491